Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events

33. Subsequent Events

On February 28,  2017, the Group through its subsidiary, entered into 2 separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$546,000,000 (US$70,000,000). The first credit facility includes (i) a HK$156,000,000 (US$20,000,000) term loan facility and (ii) a HK$195,000,000 (US$25,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The term loan has been drawn from this first facility on March 9, 2017. The second credit facility includes (i) a HK$78,000,000 (US$10,000,000) term loan facility and (ii) a HK$117,000,000 (US$15,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. These credit facilities are guaranteed by the Company and include certain financial covenant requirements. No amounts have been drawn from this second facility.

On  March 10,  2017, the Group has repaid the HK$156,000,000 (US$20,000,000) term loan facility entered in February 2016. No amounts remain outstanding related to the unsecured credit facilities in the aggregate amount of HK$468,000,000 (US$60,000,000). Upon the repayment, the HK$468,000,000 (US$60,000,000) unsecured credit facility has been terminated.